PROPERTY, FURNITURE AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, FURNITURE AND EQUIPMENT, NET [Abstract]
PROPERTY, FURNITURE AND EQUIPMENT, NET
9	PROPERTY, FURNITURE AND EQUIPMENT, NET

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2023, 2022, and 2021 is as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2023	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	375,485	1,146,905	731,678	467,134	571,046	112,161	58,787	3,463,196	3,500,890	3,515,202
Additions	–	3,008	16,056	41,287	93,782	360	167,878	322,371	192,700	107,790
Acquisition of business	–	–	–	364	91	–	–	455	419	–
Transfers	–	–	45,603	10,434	1,192	285	(57,514)	–	–	–
Disposals and others	(48,372)	(9,269)	(13,856)	(33,432)	(51,900)	(5,011)	(51,896)	(213,736)	(230,813)	(122,102)
Balance as of December 31	327,113	1,140,644	779,481	485,787	614,211	107,795	117,255	3,572,286	3,463,196	3,500,890

Accumulated depreciation -
Balance as of January 1	–	725,590	550,001	324,080	492,609	89,818	–	2,182,098	2,192,111	2,140,327
Depreciation of the period	–	22,575	34,658	30,904	35,643	5,328	–	129,108	128,443	140,173
Acquisition of business	–	–	–	–	–	–	–	–	102	–
Disposals and others	–	(3,479)	(13,603)	(27,138)	(47,278)	(4,947)	–	(96,445)	(138,558)	(88,389)
Balance as of December 31	–	744,686	571,056	327,846	480,974	90,199	–	2,214,761	2,182,098	2,192,111

Net carrying amount	327,113	395,958	208,425	157,941	133,237	17,596	117,255	1,357,525	1,281,098	1,308,779

Banks, financial institutions and insurance entities operating in Peru cannot pledge their fixed assets.

During the years 2023 and 2022, the Group, as part of the investment in fixed assets, has made disbursements related mainly to the purchase of computer equipment, furniture and fixtures and the remodeling of its various agencies. During 2021, as part of the investment in fixed assets that it makes annually, it has made disbursements related mainly to the remodeling of its headquarters located in La Molina, San Pedro office, Lima office.

During the year 2023, Management decided to sell various land and buildings, the approximate sale price of which was S/53.1 million, with a net cost of S/51.4 million (as of December 31, 2022, an approximate sale price of S/46.1 million, with a net cost of S/33.8 million).

Credicorp Ltd. subsidiaries maintain insurance on their main assets in accordance with the policies established by management.

Due to the implementation of IFRS 17, the expense for depreciation and amortization of fixed assets is distributed in the consolidated income statement in the depreciation and amortization item S/125.0 million and S/4.1 million corresponding to the attributable expense in the item insurance technical result.

Management periodically reviews the residual value, useful life and the depreciation method used of the Group’s property, furniture and equipment; in order to ensure that these are consistent with your current economic benefit and life expectations. In the opinion of Management, as of December 31, 2023, 2022 and 2021, there is no evidence of impairment of the Group’s properties, furniture and equipment.